TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Loss before income tax	¥ (37,196)	$ (5,837)	¥ (37,010)	¥ (274,233)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax computed at the PRC statutory tax rate of 25%	(9,299)	(1,459)	(9,253)	(68,558)
Effect of differing tax rates in different jurisdictions	5,232	821	1,596
Effect of tax rate changes on deferred taxes			50,950
Research and development superdeduction	(31,855)	(4,999)	(12,707)	(8,774)
Sharedbased compensation expenses	3,223	506	19,913	67,635
Nondeductible expenses	1,656	260	3,678	554
Effect of PRC preferential tax rates and tax holiday	(43,974)	(6,900)	(22,458)
Change in valuation allowance	75,192	11,799	(31,269)	10,342
Others	(320)	(51)	16	165
Total income tax expenses (benefits)	¥ (145)	$ (23)	¥ 466	1,364
Valuation allowance, onshore restructuring				¥ 924